18. Deferred taxes and contributions	12 Months Ended
Dec. 31, 2019
Deferred Taxes And Contributions
Deferred taxes and contributions
(a)	Statement of financial position details

	December 31, 2019	December 31, 2018
Deferred income tax assets
Provisions	366,673	337,833
Pension obligations - G1	157,998	157,044
Donations of underlying asset on concession agreements	51,818	54,131
Credit losses	145,622	197,920
Other	183,147	186,887
Total deferred tax assets	905,258	933,815

Deferred income tax liabilities
Temporary difference on concession of intangible asset	(408,732)	(433,842)
Capitalization of borrowing costs	(409,236)	(420,978)
Profit on supply to governmental entities	(372,289)	(206,978)
Actuarial gain/loss – G1 Plan	(54,222)	(36,430)
Construction margin	(83,399)	(86,164)
Borrowing costs	(11,376)	(10,665)
Total deferred tax liabilities	(1,339,254)	(1,195,057)

Deferred tax assets (liabilities), net	(433,996)	(261,242)

(b)       Realization

	December 31, 2019	December 31, 2018
Deferred income tax assets
to be realized within 12 months	189,740	158,294
to be realized after one year	715,518	775,521
Total deferred tax assets	905,258	933,815
Deferred income tax liabilities
to be realized within 12 months	(35,954)	(32,546)
to be realized after one year	(1,303,300)	(1,162,511)
Total deferred tax liabilities	(1,339,254)	(1,195,057)
Deferred tax asset (liabilities)	(433,996)	(261,242)

(c)       Changes

Deferred income tax assets	December 31, 2018	Net change	December 31, 2019
Provisions	337,833	28,840	366,673
Pension obligations - G1	157,044	954	157,998
Donations of underlying asset on concession agreements	54,131	(2,313)	51,818
Credit losses	197,920	(52,298)	145,622
Other	186,887	(3,740)	183,147
Total	933,815	(28,557)	905,258

Deferred income tax liabilities
Temporary difference on concession of intangible asset	(433,842)	25,110	(408,732)
Capitalization of borrowing costs	(420,978)	11,742	(409,236)
Profit on supply to governmental entities	(206,978)	(165,311)	(372,289)
Actuarial (gain)/loss – G1	(36,430)	(17,792)	(54,222)
Construction margin	(86,164)	2,765	(83,399)
Borrowing costs	(10,665)	(711)	(11,376)
Total	(1,195,057)	(144,197)	(1,339,254)

Deferred tax assets (liabilities), net	(261,242)	(172,754)	(433,996)

Deferred income tax assets	December 31, 2017	Net change	December 31, 2018
Provisions	482,863	(145,030)	337,833
Pension obligations - G1	165,503	(8,459)	157,044
Donations of underlying asset on concession agreements	55,112	(981)	54,131
Credit losses	199,063	(1,143)	197,920
Other	151,562	35,325	186,887
Total	1,054,103	(120,288)	933,815

Deferred income tax liabilities
Temporary difference on concession of intangible asset	(460,177)	26,335	(433,842)
Capitalization of borrowing costs	(415,379)	(5,599)	(420,978)
Profit on supply to governmental entities	(76,705)	(130,273)	(206,978)
Actuarial (gain)/loss – G1	(36,538)	108	(36,430)
Construction margin	(88,947)	2,783	(86,164)
Borrowing costs	(13,111)	2,446	(10,665)
Total	(1,090,857)	(104,200)	(1,195,057)

Deferred tax assets (liabilities), net	(36,754)	(224,488)	(261,242)

Deferred income tax assets	December 31, 2016	Net change	December 31, 2017
Provisions	524,129	(41,266)	482,863
Actuarial gain/loss – G1	85,044	(85,044)	-
Pension obligations - G1	167,922	(2,419)	165,503
Donations of underlying asset on concession agreements	57,317	(2,205)	55,112
Credit losses	266,757	(67,694)	199,063
Other	151,247	315	151,562
Total	1,252,416	(198,313)	1,054,103

Deferred income tax liabilities
Temporary difference on concession of intangible asset	(492,341)	32,164	(460,177)
Capitalization of borrowing costs	(374,512)	(40,867)	(415,379)
Profit on supply to governmental entities	(92,365)	15,660	(76,705)
Actuarial gain/loss – G1	-	(36,538)	(36,538)
Construction margin	(91,790)	2,843	(88,947)
Borrowing costs	(15,063)	1,952	(13,111)
Total	(1,066,071)	(24,786)	(1,090,857)

Deferred tax assets (liabilities), net	186,345	(223,099)	(36,754)

	December 31, 2019	December 31, 2018	December 31, 2017

Opening balance	(261,242)	(36,754)	186,345
Net change in the year:
- corresponding entry to the income statement	(154,962)	(224,596)	(101,517)
- corresponding entry to valuation adjustments to equity (Note 20 (b))	(17,792)	108	(121,582)

Total net change	(172,754)	(224,488)	(223,099)
Closing balance	(433,996)	(261,242)	(36,754)

(d)       Reconciliation of the effective tax rate

The amounts recorded as income tax and social contribution expenses in the financial statements are reconciled to the statutory rates, as shown below:

	December 31, 2019	December 31, 2018	December 31, 2017

Profit before income taxes	4,677,942	3,912,319	3,503,614
Statutory rate	34%	34%	34%

Estimated expense at statutory rate	(1,590,500)	(1,330,186)	(1,191,229)
Tax benefit of interest on equity	312,339	264,816	245,444
Permanent differences
Provision – Law 4,819/1958 – G0 (i)	(44,426)	(46,544)	(57,104)
Donations	(19,888)	(13,068)	(12,413)
Other differences	32,050	47,731	30,998

Income tax and social contribution	(1,310,425)	(1,077,251)	(984,304)

Current income tax and social contribution	(1,155,463)	(852,655)	(882,787)
Deferred income tax and social contribution	(154,962)	(224,596)	(101,517)
Effective rate	28%	28%	28%

(i)       Permanent difference related to the provision for actuarial liability (Note 20 (b) (iii)).